Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • July 31, 2019 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (20.9%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$800		3.50%		08/01/49	$811,589
1		10.00		08/01/19–12/01/20	775
	Gold Pools:
1,326		3.50		01/01/44–05/01/49	1,366,660
1,231		4.00		12/01/41–10/01/45	1,300,670
1,296		4.50		03/01/41–01/01/49	1,384,264
110		5.00		12/01/40–05/01/41	119,302
17		5.50		07/01/37	19,132
20		6.00		12/01/37	22,825
16		6.50		06/01/29–09/01/33	17,503
53		7.50		05/01/35	62,094
27		8.00		08/01/32	31,840
41		8.50		08/01/31	49,562
(a)		10.00		10/01/21	211
	Federal National Mortgage Association,
	August TBA:
400	(b)	3.00		08/01/49	403,445
3,000	(b)	4.00		08/01/49	3,105,624
3,000	(b)	4.50		08/01/49	3,146,719
	Conventional Pools:
598		3.00		07/01/49	599,536
6,486		3.50		09/01/42–07/01/49	6,687,282
3,346		4.00		04/01/45–08/01/49	3,495,987
3,407		4.50		08/01/40–08/01/49	3,534,638
2,248		5.00		11/01/40–01/01/49	2,400,075
12		5.50		08/01/37	13,308
449		6.50		02/01/28–12/01/33	502,769
15		7.00		07/01/23–06/01/32	14,859
67		7.50		08/01/37	80,232
70		8.00		04/01/33	83,347
68		8.50		10/01/32	82,500
54		9.50		04/01/30	60,856
	Government National Mortgage Association, Various Pools:
795		5.00		04/20/49	824,588
598		4.50		04/20/49	627,416
550		3.50		10/20/44–05/20/45	572,267
673		4.00		07/15/44–01/20/49	705,281
3,553		4.50		01/20/49–07/20/49	3,681,358
4,237		5.00		05/20/41–06/20/49	4,419,215
653		5.50		02/20/49–05/20/49	690,144
(a)		11.00		04/15/21	49
	Total Agency Fixed Rate Mortgages (Cost $40,592,303)				40,917,922

	Asset-Backed Securities (33.0%)
246	Aaset Trust (c)	3.844		05/15/39	246,247
405	ABFC Trust,
	1 Month USD LIBOR + 0.78%	3.046	(d)	10/25/33	391,988
	American Credit Acceptance Receivables Trust
400	(c)	4.84		04/14/25	408,722
500	(c)	5.02		12/10/24	510,447
600	American Homes 4 Rent (c)	5.885		04/17/52	651,102
600	American Homes 4 Rent Trust (c)	6.231		10/17/36	674,407
	Amortizing Residential Collateral Trust
677	1 Month USD LIBOR + 0.50%	2.766	(d)	12/25/30	665,119
293	1 Month USD LIBOR + 0.76%	3.026	(d)	10/25/32	295,551

	277	1 Month USD LIBOR + 0.64%	3.044	(d)	10/25/31	274,032
		Argent Securities, Inc. Asset-Backed Pass-Through Certificates
	600	5.63% - 1 Month USD LIBOR	3.998	(d)	12/25/33	596,194
	329	1 Month USD LIBOR + 1.88%	4.141	(d)	04/25/34	337,213
	618	Asset-Backed Pass-Through Certificates,
		1 Month USD LIBOR + 0.83%	3.091	(d)	04/25/34	617,872
		Avant Loans Funding Trust
	300	(c)	4.65		04/15/26	303,374
	200	(c)	4.79		05/15/24	202,402
	112	(c)	6.05		05/15/24	112,393
		Bear Stearns Asset Backed Securities Trust
	309		4.386	(d)	07/25/36	310,759
	22	1 Month USD LIBOR + 0.32%	2.586	(d)	01/25/47	21,955
	193	1 Month USD LIBOR + 1.30%	3.566	(d)	10/27/32	192,450
	190	1 Month USD LIBOR + 1.95%	4.216	(d)	12/25/42	193,880
	774	Business Loan Express Business Loan Trust,
		1 Month USD LIBOR + 0.40% (c)	2.672	(d)	10/20/40	729,100
	26	CAM Mortgage Trust (c)	3.96		12/01/65	25,812
	889	Cascade Funding Mortgage Trust	4.00		06/25/69	848,189
	211	Cendant Mortgage Corp. (c)	6.00	(d)	07/25/43	223,133
	281	CIM Small Business Loan Trust,
		1 Month USD LIBOR + 1.40% (c)	3.783	(d)	03/20/43	281,378
	800	Citicorp Residential Mortgage Trust	5.289		03/25/37	858,935
	533	Conn’s Receivables Funding 2018-A LLC (c)	6.02		01/15/23	536,613
		Conn’s Receivables Funding 2019-A LLC
	600	(c)	4.36		10/16/23	603,078
	800	(c)	5.29		10/16/23	803,750
	450	Conn’s Receivables Funding LLC (c)	5.95		11/15/22	455,059
		Countrywide Asset-Backed Certificates
	84	1 Month USD LIBOR + 0.62% (c)	2.886	(d)	06/25/33	83,966
	700	1 Month USD LIBOR + 1.73%	3.991	(d)	05/25/35	705,168
		Credit-Based Asset Servicing & Securitization LLC
	287	1 Month USD LIBOR + 1.60% (c)	3.866	(d)	09/25/35	292,523
	91	1 Month USD LIBOR + 3.08%	5.341	(d)	08/25/30	91,149
	240	(c)	6.75		05/25/36	266,141
	380	CWABS, Inc. Asset-Backed Certificates	5.127		02/25/34	386,410
	400	DT Auto Owner Trust (c)	4.94		02/17/26	410,066
	188	EMC Mortgage Loan Trust,
		1 Month USD LIBOR + 1.00% (c)	3.266	(d)	11/25/30	188,466
EUR	104	European Residential Loan Security (Ireland)	0.594		03/24/61	114,660
		Exeter Automobile Receivables Trust
$400		(c)	4.64		10/15/24	408,709
	360		5.20		01/15/26	375,541
	500	(c)	5.28		10/15/24	513,457
	200	(c)	5.38		07/15/25	207,650
	150	(c)	5.43		08/15/24	154,995
	200	(c)	6.40		07/17/23	209,320
CAD	650	Fairstone Financial Issuance Trust I (Canada) (c)	3.948		03/21/33	497,705
$239		FCI Funding 2019-1 LLC (c)	3.63		02/18/31	239,899
		Finance of America Structured Securities Trust
	2,000	(c)	5.682	(d)	04/25/29	2,026,240
	3,300	(c)	6.00	(d)	09/25/28–04/25/29	3,226,820
	410	Financial Asset Securities Corp. AAA Trust,
		1 Month USD LIBOR + 0.41% (c)	2.651	(d)	02/27/35	380,675
	364	FREED ABS Trust (c)	4.61		10/20/25	373,296
	878	Fremont Home Loan Trust,
		1 Month USD LIBOR + 1.28%	3.541	(d)	02/25/33	872,329
		GLS Auto Receivables Issuer Trust
	550	(c)	4.52		02/17/26	557,714
	450	(c)	4.94		12/15/25	465,959
	450	GLS Auto Receivables Trust (c)	5.34		08/15/25	467,106

EUR	531	Grand Canal Securities GCS 2 A REGS,
		1 Month EURIBOR + 1.00% (Ireland)	0.594	(d)	12/24/58	581,555
		Home Partners of America Trust
$500		1 Month USD LIBOR + 2.35% (c)	4.664	(d)	07/17/37	501,193
	224	1 Month USD LIBOR + 2.40% (c)	4.714	(d)	10/17/33	224,548
	550	1 Month USD LIBOR + 4.70% (c)	7.014	(d)	10/17/33	552,121
		Invitation Homes Trust
	300	1 Month USD LIBOR + 1.65% (c)	3.964	(d)	07/17/37	300,518
	1,100	1 Month USD LIBOR + 2.00% (c)	4.314	(d)	03/17/37–07/17/37	1,102,711
	800	1 Month USD LIBOR + 2.00% (c)	4.325	(d)	06/17/37	804,372
	214	1 Month USD LIBOR + 2.25% (c)	4.564	(d)	12/17/36	214,622
	244	JOL Air Ltd. (Ireland) (c)	3.967		04/15/44	247,521
	477	Kestrel Aircraft Funding Ltd. (c)	4.25		12/15/38	485,151
	338	Labrador Aviation Finance Ltd. (c)	4.30		01/15/42	344,608
	469	Lehman ABS Manufactured Housing Contract Trust	6.63	(d)	04/15/40	496,819
GBP	103	Marketplace Originated Consumer Assets 2017-1 PLC (United Kingdom)	2.621		12/20/27	124,557
	64	Marketplace Originated Consumer Assets PLC,
		1 Month GBP LIBOR + 7.00% (United Kingdom)	7.72	(d)	10/20/24	78,104
$157		MASTR Asset Securitization Trust,
		1 Month USD LIBOR + 1.50%	3.766	(d)	05/25/33	158,361
	250	MASTR Asset-Backed Securities Trust,
		1 Month USD LIBOR + 2.48%	4.741	(d)	09/25/34	256,626
	323	MERIT Securities Corp.	7.458	(d)	12/28/33	339,018
	410	METAL LLC (Cayman Islands) (c)	4.581		10/15/42	412,215
	276	Mid-State Capital Corp. Trust	7.758		01/15/40	318,444
	329	Morgan Stanley ABS Capital I, Inc. Trust,
		1 Month USD LIBOR + 0.68% (e)	2.946	(d)	08/25/34	325,641
	151	Morgan Stanley Dean Witter Capital I, Inc. Trust,
		1 Month USD LIBOR + 1.28% (f)	3.541	(d)	02/25/32	152,599
		Nationstar HECM Loan Trust
	2,000	(c)	5.804	(d)	06/25/29	1,999,100
	4,050	(c)	6.00	(d)	02/25/28–11/25/28	3,986,573
		New Century Home Equity Loan Trust
	142	1 Month USD LIBOR + 0.80%	3.066	(d)	11/25/33	128,489
	145	1 Month USD LIBOR + 1.35%	3.616	(d)	03/25/33	148,401
	361	New Residential Mortgage LLC (c)	4.89		05/25/23	363,954
GBP	339	Newday Funding 2015-2 PLC,
		1 Month GBP LIBOR + 3.30% (United Kingdom)	4.02	(d)	11/15/24	413,535
		NewDay Funding PLC,
	250	1 Month GBP LIBOR + 2.10% (United Kingdom) (c)	2.82	(d)	08/15/26	301,202
	400		3.12		12/15/26	489,479
	200	Newday Partnership Funding PLC,
		1 Month GBP LIBOR + 2.10% (United Kingdom)	2.82	(d)	12/15/27	243,240
$450		Newtek Small Business Loan Trust,
		1 Month USD LIBOR + 1.70% (c)	4.104	(d)	02/25/44	449,815
	200	NovaStar Mortgage Funding Trust,
		1 Month USD LIBOR + 1.58%	3.841	(d)	12/25/34	202,909
	382	NRZ Advance Receivables Trust (c)	3.33		07/15/52	381,494
		NRZ Excess Spread-Collateralized Notes
	268	(c)	4.374		01/25/23	268,903
	347	(c)	4.593		02/25/23	349,244
	329	Oak Hill Advisors Residential Loan Trust (c)	3.00		07/25/57	327,493
		Oakwood Mortgage Investors, Inc.
	849		7.405	(d)	06/15/31	259,478
	127		7.72		04/15/30	134,042
	262		7.84	(d)	11/15/29	281,467
		Ocwen Master Advance Receivables Trust

	516	(c)	3.892		08/15/49	516,157
	112	(c)	4.188		08/15/50	112,841
	200	(c)	4.236		08/15/49	200,013
	150	(c)	4.532		08/15/50	151,712
	300	OnDeck Asset Securitization Trust LLC (c)	4.02		04/18/22	302,390
	800	Oxford Finance Funding 2019-1 LLC (c)	4.459		02/15/27	818,391
		PNMAC GMSR Issuer Trust
	500	1 Month USD LIBOR + 2.35% (c)	4.616	(d)	04/25/23	500,678
	500	1 Month USD LIBOR + 2.65% (c)	4.916	(d)	08/25/25	502,301
	400	1 Month USD LIBOR + 2.85%	5.34	(d)	02/25/23	401,045
	391	Pretium Mortgage Credit Partners LLC (c)	4.826		09/25/58	395,490
	400	Progress Residential Trust (c)	4.38		03/17/35	409,360
	308	Prosper Marketplace Issuance Trust (c)	5.50		10/15/24	309,407
	583	PRPM LLC (c)	3.967		04/25/24	590,744
		RCO V Mortgage LLC
	275	(c)	4.00		05/25/23	275,872
	480	(c)	4.458		10/25/23	482,353
	250	Renaissance Home Equity Loan Trust	5.451		05/25/35	279,180
	1,300	RMF Buyout Issuance Trust	6.00		11/25/28	1,260,528
	266	S-Jets Ltd. (Bermuda) (c)	3.967		08/15/42	270,695
		Shenton Aircraft Investment I Ltd.
	488	(c)	4.75		10/15/42	496,604
	326	(c)	5.75		10/15/42	327,562
		Skopos Auto Receivables Trust
	300	(c)	3.93		05/16/22	300,518
	690	(c)	4.77		04/17/23	699,263
	396	(c)	8.36		08/15/21	396,861
		SLM Student Loan Trust
EUR	351	3 Month EURIBOR + 0.40%	0.027	(d)	10/25/39	377,600
	1,224	3 Month EURIBOR + 0.55%	0.177	(d)	07/25/39–01/25/40	1,291,005
	232	3 Month EURIBOR + 0.55%	0.232	(d)	12/15/33	249,101
GBP	424	3 Month GBP LIBOR + 0.55%	1.339	(d)	03/15/38	497,395
	205	Small Business Origination Loan Trust,
		1 Month GBP LIBOR + 2.00% (United Kingdom)	2.72	(d)	12/15/26	248,742
$249		Sprite 2017-1 Ltd. (c)	4.25		12/15/37	253,716
	226	SPS Servicer Advance Receivables Trust (c)	4.50		10/17/50	228,263
	415	Stanwich Mortgage Loan Trust (c)	4.50		10/18/23	419,063
	244	START Ireland (Bermuda) (c)	4.089		03/15/44	248,747
	600	Starwood Waypoint Homes Trust,
		1 Month USD LIBOR + 3.40% (c)	5.725	(d)	01/17/35	601,769
	350	Tricon American Homes Trust (c)	5.151		09/17/34	359,657
		Upstart Securitization Trust
	750		3.734		09/20/29	749,982
	207		3.887		08/20/25	207,311
	250	(c)	4.445		12/22/25	252,111
	500		4.997		08/20/25	506,186
	500	(c)	5.59		03/20/25	509,445
	336	US Auto Funding 2019-1 LLC (c)	3.99		12/15/22	341,620
	197	Vantage Data Centers Issuer LLC (c)	4.072		02/16/43	201,658
		Veros Automobile Receivables Trust
	400	(c)	3.98		04/17/23	399,040
	500	(c)	4.65		02/15/24	509,830
	390	VOLT LXVI (c)	4.336		05/25/48	391,127
	485	VOLT LXXIII LLC (c)	4.458		10/25/48	487,496
	349	VOLT LXXV LLC (c)	4.336		01/25/49	351,631
	338	WAVE Trust (c)	3.844		11/15/42	339,813
		Total Asset-Backed Securities (Cost $64,163,377)				64,659,513

		Collateralized Mortgage Obligations - Agency Collateral Series (3.9%)
		Federal Home Loan Mortgage Corporation,
		IO
	6,239		0.661	(d)	10/25/20	35,397

1,336		1.285	(d)	11/25/19	2,609
	IO REMIC
260		1.852	(d)	10/15/41	14,580
986		1.926	(d)	10/15/40	53,861
485		1.928	(d)	10/15/39	26,595
541		1.936	(d)	04/15/39	30,416
774		1.964	(d)	08/15/42	48,869
1,583		1.976	(d)	09/15/41	87,378
1,162	6.00% - 1 Month USD LIBOR	3.675	(d)	11/15/43–06/15/44	171,484
185	6.05% - 1 Month USD LIBOR	3.725	(d)	04/15/39	9,737
195		4.00		04/15/39	13,829
104		5.00		08/15/41	14,669
	IO STRIPS
2,403		1.497	(d)	10/15/37	108,417
101		7.00		06/15/30	21,932
119		7.50		12/15/29	25,268
	REMIC
197	12.00% - 2.67 x 1 Month USD LIBOR	5.594	(g)	12/15/43	209,889
	Federal National Mortgage Association,
	IO
1,000	6.39% - 1 Month USD LIBOR	3.986	(d)	09/25/20	18,550
	IO REMIC
2,635		1.642	(d)	03/25/46	137,013
830		1.863	(d)	10/25/39	39,133
922		1.918	(d)	03/25/44	47,065
794		3.16		11/25/41	67,573
2,792		3.50		02/25/39–03/25/43	204,903
994	6.05% - 1 Month USD LIBOR	3.784	(d)	06/25/42	157,852
472	6.55% - 1 Month USD LIBOR	4.284	(d)	08/25/41	57,751
	IO STRIPS
35		7.00		11/25/27	6,755
94		8.00		05/25/30–06/25/30	23,425
46		8.50		10/25/24	6,489
	REMIC
54	1 Month USD LIBOR + 1.20%	3.466	(d)	12/25/23	54,806
43		5.141	(d)	04/25/39	41,984
	Government National Mortgage Association,
	IO
2,436		0.808	(d)	08/20/58	52,489
1,571		3.50		06/20/41–10/16/42	300,106
631	6.00% - 1 Month USD LIBOR	3.729	(d)	08/20/42	109,678
795	6.10% - 1 Month USD LIBOR	3.829	(d)	04/20/41–08/20/42	143,018
716	6.14% - 1 Month USD LIBOR	3.869	(d)	12/20/43	116,274
536	6.30% - 1 Month USD LIBOR	4.029	(d)	09/20/43	71,081
374	6.55% - 1 Month USD LIBOR	4.218	(d)	08/16/34	50,355
325		4.50		05/20/40	39,228
70		5.00		02/16/41	13,944
	IO PAC
125	6.05% - 1 Month USD LIBOR	3.779	(d)	01/20/40	1,226
710	6.15% - 1 Month USD LIBOR	3.879	(d)	10/20/41	37,768
91		5.00		10/20/40	11,129
	IO REMIC
936		3.50		05/20/43	131,892
	REMIC
120	1 Month USD LIBOR + 0.23%	2.661	(d)	05/20/65	119,793
268	1 Month USD LIBOR + 0.28%	2.711	(d)	02/20/68	266,182
236	1 Month USD LIBOR + 0.33%	2.761	(d)	10/20/60	235,089
338	1 Month USD LIBOR + 0.35%	2.781	(d)	02/20/68	337,454
309	1 Month USD LIBOR + 0.38%	2.811	(d)	12/20/60	308,389
99	1 Month USD LIBOR + 0.45%	2.881	(d)	02/20/61	99,062
358	1 Month USD LIBOR + 0.47%	2.901	(d)	08/20/65	357,945
390	1 Month USD LIBOR + 0.50%	2.931	(d)	03/20/61	389,852
447	1 Month USD LIBOR + 0.47%	2.937	(d)	07/20/64	449,456

	357	1 Month USD LIBOR + 0.65%	3.081	(d)	12/20/64	357,152
	103	1 Month USD LIBOR + 0.70%	3.131	(d)	08/20/63	103,240
	359	1 Month USD LIBOR + 0.75%	3.181	(d)	10/20/63	362,095
	216	1 Month USD LIBOR + 0.77%	3.201	(d)	02/20/66	216,105
	182	1 Month USD LIBOR + 0.85%	3.281	(d)	09/20/66	183,661
	387	1 Month USD LIBOR + 0.92%	3.351	(d)	07/20/65	390,903
	142	1 Month USD LIBOR + 1.15%	3.422	(d)	11/20/59	142,985
	522	1 Month USD LIBOR + 1.00%	3.431	(d)	06/20/63–12/20/65	529,611
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $6,296,833)				7,665,391

		Commercial Mortgage-Backed Securities (3.8%)
	133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	109,127
	350	BBCMS Trust (c)	4.284	(d)	09/10/28	345,479
		Citigroup Commercial Mortgage Trust
	220		4.569	(d)	09/10/58	229,652
		IO

	2,224		0.926	(d)	09/10/58	97,534
		COMM Mortgage Trust
	400	(c)	3.461	(d)	08/10/29	393,905
	100	(c)	4.733	(d)	07/15/47	98,308
	389	(c)	4.898	(d)	11/10/46	398,478
		IO
	1,303		0.854	(d)	10/10/47	36,947
	200	Commercial Mortgage Lease-Backed Certificates (c)	7.958	(d)	06/20/31	215,361
		Commercial Mortgage Pass-Through Certificates
	187	(c)	4.641	(d)	02/10/47	184,843
		IO
	2,392		0.62	(d)	02/10/47	56,107
	127	Commercial Mortgage Trust (c)	6.394	(d)	06/10/36	127,192
	1,660	COOF Securitization Trust, IO (c)	2.803	(d)	10/25/40	128,597
	3,126	COOF Securitization Trust II, IO (c)	2.336	(d)	08/25/41	205,300
EUR	365	DECO 2015 - HARP DAC,
		3 Month EURIBOR + 2.40% (Ireland)	2.40	(d)	04/27/27	413,286
$209		Government National Mortgage Association, REMIC,
		1 Month USD LIBOR + 0.70%	3.131	(d)	02/20/62	210,191
	6,679	GS Mortgage Securities Corp. II, IO (c)	0.457	(d)	10/10/32	96,139
		GS Mortgage Securities Trust
	450		3.345		07/10/48	420,031
	370	(c)	4.749	(d)	08/10/46	377,732
		IO
	1,827		0.745	(d)	09/10/47	56,331
	1,575		1.062	(d)	04/10/47	54,088
		JP Morgan Chase Commercial Mortgage Securities Trust
	51		5.464	(d)	01/15/49	50,726
	400	1 Month USD LIBOR + 3.25% (c)	5.575	(d)	11/15/31	400,563
	250	1 Month USD LIBOR + 3.75% (c)	6.075	(d)	11/15/31	250,360
		IO
	1,806		0.742	(d)	12/15/49	61,756
		JPMBB Commercial Mortgage Securities Trust
	267	(c)	4.697	(d)	04/15/47	271,677
	189	(c)	10.978		08/15/48	195,571
		IO
	3,208		0.767	(d)	01/15/47	91,591
		KGS-Alpha SBA COOF Trust,
		IO
	1,333	(c)	2.967	(d)	07/25/41	164,216
	1,373	(c)	3.229	(d)	04/25/40	88,002
	600	Natixis Commercial Mortgage Securities Trust (c)	4.409	(d)	02/15/39	635,535
	500	SG Commercial Mortgage Securities Trust (c)	4.509	(d)	02/15/41	494,376

	3,975	UBS Commercial Mortgage Trust, IO	0.896	(d)	03/15/51	259,181
	306	Wells Fargo Commercial Mortgage Trust (c)	3.153		09/15/57	263,081
		Total Commercial Mortgage-Backed Securities (Cost $6,972,712)				7,481,263

		Corporate Bond (0.1%)
		Finance
	350	DP Facilities Data Center Subordinated Pass-Through Trust (c) (Cost $229,048)	0.00	(d)	11/10/28	218,225

		Mortgages - Other (37.1%)
		Adjustable Rate Mortgage Trust
	192		4.032	(d)	04/25/35	187,430
	141		4.326	(d)	02/25/36	126,693
GBP	303	Alba 2005-1 PLC,
		3 Month GBP LIBOR + 0.60% (United Kingdom)	1.395	(d)	11/25/42	345,932
		Alternative Loan Trust
$98			5.50		02/25/25–01/25/36	91,354
	279		5.75		03/25/34	298,827
	401		6.25	(d)	08/25/37	332,403
	102	40.02% - 6 x 1 Month USD LIBOR	26.424	(g)	05/25/37	194,994
		American Home Mortgage Investment Trust
	261	(c)	6.60		01/25/37	107,775
		IO
	1,058		2.078		05/25/47	174,952
		Banc of America Funding Trust
	100		5.25		07/25/37	96,059
	617		5.50		09/25/35	673,319
	169	Banc of America Mortgage Trust	5.50		04/25/35	174,420
	750	Bear Stearns Asset-Backed Securities I Trust, 25.636% - 3.29 x 1 Month USD LIBOR	18.19	(g)	03/25/36	612,778
	6,178	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	172,029
		Cascade Funding Mortgage Trust
	1,347		2.80		06/25/69	1,339,538
	1,329		4.00		10/25/68	1,317,064
	330	(c)	4.58		06/25/48	329,568
	307		4.605		10/25/68	300,651
EUR	303	Challenger Millennium Trust,
		3 Month EURIBOR + 0.32% (Australia)	0.00	(d)	04/07/38	326,395
$300		CHL GMSR Issuer Trust,
		1 Month USD LIBOR + 2.75% (c)	5.016	(d)	05/25/23	301,047
		CHL Mortgage Pass-Through Trust
	229		6.25		11/25/32	236,490
	394		3.852	(d)	09/25/34	299,934
	174		4.173	(d)	05/20/34	176,811
	368		4.666	(d)	10/25/33	376,564
	374		5.50		10/25/34	383,390
	107		6.00		12/25/36	97,915
GBP	171	Clavis Securities PLC,
		3 Month GBP LIBOR + 0.45% (United Kingdom)	1.236	(d)	12/15/40	177,322
EUR	371	Credit Suisse European Mortgage Capital Ltd.,
		3 Month EURIBOR + 2.50% (Spain)	2.50	(d)	04/15/20	410,344
$397		Credit Suisse First Boston Mortgage Securities Corp.,
		1 Month USD LIBOR + 3.30%	5.566	(d)	02/25/32	380,165
		CSFB Mortgage-Backed Pass-Through Certificates
	409		4.345	(d)	05/25/34	421,372
	508		6.50		11/25/35	200,996
EUR	600	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.44	(d)	05/25/57	624,724
	168	E-MAC NL 2005-I BV,
		3 Month EURIBOR + 0.23% (Netherlands)	4.127	(d)	04/25/38	156,418

658		E-MAC NL 2005-III BV,
		3 Month EURIBOR + 0.17% (Netherlands)	1.787	(d)	07/25/38	691,223
481		E-MAC NL 2006-II BV,
		3 Month EURIBOR + 0.13% (Netherlands)	0.847	(d)	01/25/39	487,394
276		E-MAC NL BV,
		3 Month EURIBOR + 0.18% (Netherlands)	1.887	(d)	07/25/36	290,660
		E-MAC Program BV
930		3 Month EURIBOR + 0.13% (Netherlands)	0.987	(d)	04/25/39	964,524
600		3 Month EURIBOR + 2.00% (Netherlands)	2.927	(d)	01/25/48	651,754
206		E-MAC Program II BV,
		3 Month EURIBOR + 2.00% (Netherlands)	1.627	(d)	04/25/48	219,403
406		EMF-NL Prime,
		3 Month EURIBOR + 0.80% (Netherlands)	0.437	(d)	04/17/41	423,820
200		EMF-NL Prime 2008-ABV,
		3 Month EURIBOR + 0.85% (Netherlands)	0.487	(d)	04/17/41	185,778
295		Eurohome Mortgages PLC,
		3 Month EURIBOR + 0.21% (Germany)	0.00	(d)	08/02/50	288,369
$500		Eurosail 2006-2bl PLC,
		3 Month USD LIBOR + 0.24% (United Kingdom) (c)	2.65	(d)	12/15/44	474,842
		Eurosail BV
EUR	365	3 Month EURIBOR + 1.50% (Netherlands)	1.137	(d)	10/17/40	404,811
850		3 Month EURIBOR + 1.80% (Netherlands)	1.437	(d)	10/17/40	937,678
300		3 Month EURIBOR + 2.20% (Netherlands)	1.837	(d)	10/17/40	321,083
GBP	631	Eurosail PLC,
		3 Month GBP LIBOR + 0.95% (United Kingdom)	1.739	(d)	06/13/45	752,738
642		Eurosail-UK 2007-4bl PLC,
		3 Month GBP LIBOR + 0.95% (United Kingdom)	1.739	(d)	06/13/45	776,156
		Federal Home Loan Mortgage Corporation
$2,148			3.00		09/25/45–05/25/47	2,141,444
900			3.50		05/25/45–05/25/47	914,730
1,000		FMC GMSR Issuer Trust (c)	5.07	(d)	05/25/24	1,025,110
EUR	418	Fondo de Titulizacion de Activos UCI 17,
		3 Month EURIBOR + 0.16% (Spain)	0.00	(d)	12/17/49	430,010
$466		Galton Funding Mortgage Trust (c)	4.00	(d)	11/25/57- 02/25/59	476,572
EUR	581	GC Pastor Hipotecario 5 FTA,
		3 Month EURIBOR + 0.17% (Spain)	0.00	(d)	06/21/46	579,537
		Government National Mortgage Association
$143			2.917		06/20/61	142,813
251			2.947		12/20/64	251,339
129			3.181		10/20/66	130,043
		Great Hall Mortgages No 1 PLC
EUR	200	3 Month EURIBOR + 0.22% (United Kingdom)	0.00	(d)	03/18/39	200,969
GBP	400	3 Month GBP LIBOR + 0.30%(United Kingdom)	1.081	(d)	06/18/39	438,519
$51		GreenPoint Mortgage Funding Trust,
		1 Month USD LIBOR + 0.16%	2.426	(d)	02/25/37	51,139
EUR	840	Grifonas Finance PLC,
		6 Month EURIBOR + 0.28% (Greece)	0.05	(d)	08/28/39	862,982
$268		GSAA Trust	6.00		04/01/34	286,620
		GSR Mortgage Loan Trust
56		1 Month USD LIBOR + 0.25%	2.516	(d)	03/25/35	33,066
366			4.432	(d)	12/25/34	373,222
601			4.645	(d)	12/25/34	603,087
178			5.00		02/25/34	183,863
8			5.50		11/25/35	7,976
217			6.00		09/25/35	231,517
		HarborView Mortgage Loan Trust
133		1 Month USD LIBOR + 0.19%	2.488	(d)	01/19/38	128,702
247			4.618	(d)	05/19/33	254,429
300		Headlands Residential LLC (c)	3.967		06/25/24	299,907

EUR	101	Hipocat 11 FTA, 3 Month EURIBOR + 0.13% (Spain)	0.00	(d)	01/15/50	105,560
859		IM Pastor 3 FTH, 3 Month EURIBOR + 0.14% (Spain)	0.00	(d)	03/22/43	857,730
433		IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(d)	03/22/44	442,696
$159		Impac CMB Trust, 1 Month USD LIBOR + 0.80%	3.061	(d)	10/25/34	154,992
318		IndyMac INDX Mortgage Loan Trust	4.618	(d)	11/25/34	329,204
176		JP Morgan Mortgage Trust (c)	3.71	(d)	07/27/37	179,872
EUR	256	Landmark Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.60% (United Kingdom)	0.282	(d)	06/17/38	266,886
298		3 Month EURIBOR + 0.30% (Ireland)	0.00	(d)	06/15/45	313,589
564		Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.022	(d)	09/16/48	563,699
$57		Lehman Mortgage Trust	5.50		11/25/35	53,973
600		LHOME Mortgage Trust (c)	4.58		10/25/23	608,284
EUR	345	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	0.098	(d)	12/01/60	337,765
		Magnolia Finance XI DAC
1,482		3 Month EURIBOR + 2.75% (c) (Spain)	2.75	(d)	04/20/20	1,641,378
		IO
445		(c)	0.25		04/20/20	320
GBP	500	Mansard Mortgages 2007-2 PLC, 3 Month GBP LIBOR + 0.80% (United Kingdom)	1.586	(d)	12/15/49	560,892
		Mansard Mortgages PLC
218		3 Month GBP LIBOR + 0.30% (United Kingdom)	1.067	(d)	04/15/49	248,286
183		3 Month GBP LIBOR + 0.60% (United Kingdom)	1.367	(d)	10/15/48	209,163
$51		MASTR Adjustable Rate Mortgages Trust	4.832	(d)	02/25/36	50,094
		MASTR Alternative Loan Trust
155			5.00		05/25/18	160,893
174			6.00		05/25/33	187,185
235		MASTR Asset Securitization Trust	5.50		10/25/25	237,029
155		MASTR Reperforming Loan Trust (c)	7.50		05/25/35	157,954
475		MERIT Securities Corp., 1 Month USD LIBOR + 2.25% (c)	4.743	(d)	09/28/32	424,575
		Merrill Lynch Mortgage Investors Trust
29		6 Month USD LIBOR + 0.50%	3.177	(d)	04/25/29	29,216
80			4.419	(d)	01/25/37	83,512
118			4.525	(d)	08/25/33	123,904
196			4.867	(d)	02/25/34	205,368
145		Morgan Stanley Dean Witter Capital I, Inc. Trust (f)	4.077	(d)	03/25/33	146,013
87		Morgan Stanley Mortgage Loan Trust (h)	4.786	(d)	02/25/34	89,742
GBP	500	Mortgage Funding 2008-1 PLC, 3 Month GBP LIBOR + 3.20% (United Kingdom)	3.989	(d)	03/13/46	618,857
$277		National City Mortgage Capital Trust	6.00		03/25/38	288,070
600		Natixis Commercial Mortgage Securities Trust (c)	4.135	(d)	05/15/39	583,213
GBP	253	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.786	(d)	12/15/50	301,154
$373		NRPL Trust (c)	4.25	(d)	07/25/67	376,555
300		Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-1, 1 Month USD LIBOR + 2.03%	4.291	(d)	02/25/35	303,464
EUR	400	Paragon Mortgages No. 14 PLC, 3 Month EURIBOR + 0.36% (United Kingdom)	0.042	(d)	09/15/39	384,771
		Paragon Mortgages No. 9 PLC
GBP	60	3 Month GBP LIBOR + 1.04% (United Kingdom)	1.846	(d)	05/15/41	68,968

$210		3 Month USD LIBOR + 0.36%	2.878	(d)	05/15/41	203,723
AUD	258	Pepper Residential Securities (Australia)	3.325		03/10/58	173,928
$636		Preston Ridge Partners Mortgage (c)	4.50		01/25/24	643,725
654		RALI Trust	6.00		05/25/36- 11/25/36	615,431
179		RBSSP Resecuritization Trust (c)	22.512	(d)	09/26/37	290,851
275		RCO Trust (c)	4.27	(d)	12/26/53	278,617
AUD	500	RedZed Trust, 1 Month AUD BBSW + 1.40% (Australia) (i)	0.00	(d)	03/09/56	341,925
$373		Reperforming Loan REMIC Trust (c)	8.50		06/25/35	397,088
14,112		Residential Asset Securitization Trust, IO	0.50		04/25/37	453,628
500		RESIMAC, 1 Month USD LIBOR + 1.45% (Australia) (c)	3.819	(d)	09/11/48	508,138
EUR	559	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.132	(d)	12/15/43	556,636
		Ripon Mortgages PLC
GBP	319	3 Month GBP LIBOR + 1.50% (United Kingdom)	2.304	(d)	08/20/56	385,935
470		3 Month GBP LIBOR + 1.80% (United Kingdom)	2.604	(d)	08/20/56	568,837
$1,100		RMF Buyout Issuance Trust	4.965		07/25/29	1,094,819
		Rochester Financing No. 2 PLC
GBP	354	3 Month GBP LIBOR + 1.75% (United Kingdom)	2.531	(d)	06/18/45	432,990
200		3 Month GBP LIBOR + 2.25% (United Kingdom)	3.031	(d)	06/18/45	245,756
300		3 Month GBP LIBOR + 2.75% (United Kingdom)	3.531	(d)	06/18/45	368,584
AUD	600	Sapphire Trust (Australia)	2.54		03/21/50	409,114
		Seasoned Credit Risk Transfer Trust
$1,122			2.50		05/25/57	1,131,872
611			2.75		08/25/56	610,613
8,265			3.00		09/25/55–08/25/58	8,290,892
3,419			3.50		06/25/57–08/25/58	3,492,162
2,125		(c)	4.00	(d)	08/25/56–08/25/58	2,177,895
913			4.50		06/25/57	963,313
250		(c)	4.75	(d)	07/25/58	244,634
		Sequoia Mortgage Trust
988		1 Month USD LIBOR + 0.64%	2.938	(d)	04/19/27	975,376
146		1 Month USD LIBOR + 0.78%	3.052	(d)	01/20/36	140,077
		Structured Adjustable Rate Mortgage Loan Trust
1			4.221	(d)	06/25/37	1,062
454			4.422	(d)	02/25/35	462,600
		Structured Asset Mortgage Investments II Trust
93			2.463	(d)	04/19/35	89,073
177		1 Month USD LIBOR + 0.46%	2.726	(d)	05/25/45	176,996
		Structured Asset Securities Corp. Mortgage Pass-Through Certificates
269			4.75		10/25/34	284,138
473			4.911	(d)	11/25/30	474,620
707		Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (c)	4.116	(d)	05/25/47	624,400
EUR	700	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(d)	12/28/50	668,460
GBP	400	THRONES PLC, 3 Month GBP LIBOR + 1.40% (United Kingdom)	2.181	(d)	03/18/50	486,813
350		Towd Point Mortgage Funding 2016-Auburn 10 Plc, 3 Month GBP LIBOR + 1.50% (United Kingdom)	2.273	(d)	04/20/45	425,540

250		Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	4.167	(d)	07/15/51	310,560
	$379	VCAT Asset Securitization, LLC	4.36		02/25/49	381,070
		Warwick Finance Residential Mortgages No. 2 PLC
GBP	400	3 Month GBP LIBOR + 2.00% (United Kingdom)	2.775	(d)	09/21/49	488,953
200		3 Month GBP LIBOR + 2.20% (United Kingdom)	2.975	(d)	09/21/49	244,062
	$168	Washington Mutual Mortgage Pass-Through Certificates Trust	4.369	(d)	09/25/33	174,573
325		Wells Fargo Mortgage-Backed Securities Trust	4.761	(d)	06/25/33	335,413
		Total Mortgages - Other (Cost $71,326,468)				72,683,220

		Short-Term Investments (4.3%)
		U.S. Treasury Security (0.4%)
820		U.S. Treasury Bill (j)(k) (Cost $814,443)	2.353		11/21/19	815,115

NUMBER OF SHARES (000)
Investment Company (2.3%)
4,489	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (l) (Cost $4,489,466)	4,489,466

PRINCIPAL AMOUNT (000)
	Certificates of Deposit (0.3%)
	International Bank
$650	Royal Bank of Canada, SOFR + 0.51% (Canada) (c) (Cost $650,000)	2.90	(d)	01/09/20	650,922
	Commercial Paper (1.3%)
	Food & Beverage (0.4%)
780	Coca-Cola Co. (m)	3.065		12/11/19	773,825
	International Bank (0.9%)
1,750	Skandin Ens Banken (Sweden) (m)	2.614		10/01/19	1,743,659
	Total Commercial Paper (Cost $2,514,045)				2,517,484
	Total Short-Term Investments (Cost $8,467,954)				8,472,987
	Total Investments (Cost $198,048,695) (n)(o)(p)			103.1%	202,098,521
	Liabilities in Excess of Other Assets			(3.1)	(6,058,411)
	Net Assets			100.0%	$196,040,110

BBSW	Australia’s Bank Bill Swap.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Par is less than $500.
(b)	Security is subject to delayed delivery.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)

Floating or variable rate securities: The rates disclosed are as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(e)

For the nine months ended July 31, 2019, there were no transactions in Morgan Stanley ABS Capital I, Inc. Trust, Asset-Backed Security, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940.

(f)

For the nine months ended July 31, 2019, the proceeds from paydowns of Morgan Stanley Dean Witter Capital I, Inc. Trust, Asset-Backed Security and Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $172,372, including net realized gains of $6,177.

(g)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2019.
(h)

For the nine months ended July 31, 2019, the proceeds from paydowns of Morgan Stanley Mortgage Loan Trust, Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $13,494, including net realized losses of $287.

(i)	When-issued security.
(j)	Rate shown is the yield to maturity at July 31, 2019.
(k)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(l)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2019, advisory fees paid were reduced by $22,976 relating to the Fund’s investment in the Liquidity Funds.

(m)	The rates shown are the effective yields at the date of purchase.
(n)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2019, the Fund did not engage in any cross-trade transactions.

(o)

Securities are available for collateral in connection with purchase of when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

(p)

At July 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,725,445 and the aggregate gross unrealized depreciation is $1,670,893, resulting in net unrealized appreciation of $6,054,552.

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at July 31, 2019:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC		$327,103	AUD	473,767	08/01/19	$(3,118)
Barclays Bank PLC	AUD	473,767		$327,630	09/19/19	3,106
Barclays Bank PLC	EUR	670,442		$767,303	09/19/19	22,246
Barclays Bank PLC	EUR	619,733		$693,019	09/19/19	4,315
Barclays Bank PLC		$320,358	EUR	279,613	09/19/19	(9,626)
BNP Paribas SA	EUR	7,302		$8,143	09/19/19	28
Citibank NA	CAD	647,172		$492,359	09/19/19	1,546
Citibank NA	GBP	469,000		$598,028	09/19/19	26,329
Goldman Sachs International	AUD	869,710		$607,378	09/19/19	11,639
JPMorgan Chase Bank NA	EUR	309,836		$346,482	09/19/19	2,163
JPMorgan Chase Bank NA	EUR	15,507,663		$17,784,343	09/19/19	550,802
JPMorgan Chase Bank NA	GBP	9,236,286		$11,806,163	09/19/19	547,355
JPMorgan Chase Bank NA		$18,959	GBP	15,232	09/19/19	(392)
State Street Bank and Trust Co.		$509,949	GBP	400,000	09/19/19	(22,359)
						$1,134,034

Futures Contracts:
The Fund had the following futures contracts open at July 31, 2019:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 10 yr. Note	105	Sep-19	$10,500	$13,379,297	$278,907
U.S. Treasury 30 yr. Bond	55	Sep-19	5,500	8,557,656	323,507
U.S. Treasury 10 yr. Ultra Long Bond	40	Sep-19	4,000	5,513,750	123,241
U.S. Treasury Ultra Bond	8	Sep-19	800	1,420,500	58,958
Short:
U.S. Treasury 2 yr. Note	13	Sep-19	(2,600)	(2,787,281)	(8,601)
U.S. Treasury 5 yr. Note	280	Sep-19	(28,000)	(32,915,313)	94,680
					$870,692

Currency Abbreviations

AUD	Australian Dollar.
CAD	Canadian Dollar.
EUR	Euro.
GBP	British Pound.
USD	United States Dollar.

PORTFOLIO COMPOSITION as of 07/31/19	Percentage of Total Investments
Mortgages - Other	36.0%
Asset-Backed Securities	32.0
Agency Fixed Rate Mortgages	20.2
Short-Term Investments	4.2
Collateralized Mortgage Obligations - Agency Collateral Series	3.8
Commercial Mortgage-Backed Securities	3.7
Corporate Bond	0.1
	100.0	%*

*                 Does not include open long/short futures contracts with a value of $64,573,797 and net unrealized appreciation of $870,692. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $1,134,034.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments • July 31, 2019 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$40,917,922	$—	$40,917,922
Asset-Backed Securities	—	64,659,513	—	64,659,513
Collateralized Mortgage Obligations - Agency Collateral Series	—	7,665,391	—	7,665,391
Commercial Mortgage-Backed Securities	—	7,481,263	—	7,481,263
Corporate Bond	—	218,225	—	218,225
Mortgages - Other	—	72,683,220	—	72,683,220
Total Fixed Income Securities	—	193,625,534	—	193,625,534
Short-Term Investments
U.S. Treasury Security	—	815,115	—	815,115
Investment Company	4,489,466	—	—	4,489,466
Certificates of Deposit	—	650,922	—	650,922
Commercial Paper	—	2,517,484	—	2,517,484
Total Short-Term Investments	4,489,466	3,983,521	—	8,472,987
Foreign Currency Forward Exchange Contracts	—	1,169,529	—	1,169,529
Futures Contracts	879,293	—	—	879,293
Total Assets	5,368,759	198,778,584	—	204,147,343
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(35,495)	—	(35,495)
Futures Contract	(8,601)	—	—	(8,601)
Total Liabilities	(8,601)	(35,495)	—	(44,096)
Total	$5,360,158	$198,743,089	$—	$204,103,247

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.